Business Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Apr. 28, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 38,019		$ 20,317		$ 15,504
Tictail, Inc.
Business Acquisition [Line Items]
Cash		$ 1,465
Trade and other receivables		156
Other current assets		1,054
Accounts payable and accrued liabilities		(207)
Other current liabilities		(1,640)
Goodwill		15,125
Deferred tax liability on acquired intangibles		(309)
Total purchase price		17,144
Tictail, Inc. | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired		1,400
Tictail, Inc. | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired		$ 100
Oberlo UAB
Business Acquisition [Line Items]
Cash				$ 1,521
Trade and other receivables				1,603
Accounts payable and accrued liabilities				(885)
Goodwill				4,813
Deferred tax liability on acquired intangibles				(1,798)
Total purchase price				17,239
Oberlo UAB | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired				11,590
Oberlo UAB | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired				$ 395